SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized Tax Benefits	0	0
Accrued for interest and penalties	$ 0	$ 0
Statutory federal income tax rate	21.00%	21.00%
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrant issued for securities (in shares)		10,819,167